Cover Page	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	Advantage Solutions Inc.
Entity Central Index Key	0001776661
Amendment Flag	false
Document Type	POS AM
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false